Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Premises and Equipment

NOTE 10. PREMISES AND EQUIPMENT

The following table is a summary of premises and equipment as of the dates presented:

	December 31,
(dollars in thousands)	2013	2012
Land	$6,193	$6,490
Premises	42,320	43,434
Furniture and equipment	25,139	24,944
Leasehold improvements	5,944	5,965

	79,596	80,833
Accumulated depreciation	(42,981)	(42,157)

Total	$36,615	$38,676

Depreciation expense related to premises and equipment was $3.5 million in 2013, $3.9 million in 2012 and $4.3 million in 2011.

Certain banking facilities are leased under arrangements expiring at various dates until the year 2054. We account for these leases on a straight-line basis due to escalation clauses. All leases are accounted for as operating leases, except for one capital lease. Rental expense for premises amounted to $2.5 million, $2.4 million and $1.9 million in 2013, 2012 and 2011. Included in the rental expense for premises are leases entered into with two S&T directors, which totaled $0.2 million each year in 2013, 2012 and 2011.

Minimum annual rental and renewal option payments for each of the following five years and thereafter are approximately:

(dollars in thousands)	Operating	Capital	Total
2014	$2,157	$76	$2,233
2015	2,120	76	2,196
2016	2,047	76	2,123
2017	1,996	76	2,072
2018	1,952	76	2,028
Thereafter	41,481	763	42,244

Total	$51,753	$1,143	$52,896